Provisions for legal claims	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions for legal claims
(32)	Provisions for legal claims

As of December 31, 2018 and 2017, the Group is involved in different lawsuits and legal actions that arise in the development of commercial activities.

The changes in provisions for litigation as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Balances at the beginning of the period	$11,720	$18,516
Provisions constituted	2,034	14,491
Provisions reverse	(5,007)	—

Provisions used	(938)	(21,287)

Balances at the end of the period	$7,809	$11,720

Among the provisions for litigation are those related to labor processes (2018: $3,695, 2017: $5,062, consumer protection processes (2018: $1,133, 2017: $1,704) and civil processes (2018: $795, 2017 : $1,857).

Certain processes are considered possible obligations. Based on the plaintiffs’ claims as of December 31, 2018 and 2017, these contingencies total $123,216 and $119,573, respectively. Certain losses that may arise from such litigation will be covered by the insurance companies or with funds provided by third parties. Legal claims resolved with the aforementioned forms of payment are estimated at $ 56,210 as of December 31, 2018 and $ 26,275 as of December 31, 2017

In accordance with IAS 37, the legal claims that the Group considers to represent a remote risk are not contemplated in the consolidated financial statements.

Cessation of pilot activities affiliated with the Colombian Association of Civil Aviators (ACDAC)

On September 20, 2017, the Colombian Association of Civil Aviators union (“ACDAC”) unilaterally initiated a cease of activities as no agreement had been reached in a labor dispute between the union and Avianca S.A. The cease of profit activities lasted for 51 days and lend to the cancellation of 14,337 flights, approximately 50% of our flights, during that period.

On September 25, 2017, Avianca S.A. filed a lawsuit with the Superior Court of Bogota to declare the illegality of the strike. Such motion was granted by the court on October 6, 2017. Subsequently, ACDAC filed an appeal but such decision was upheld by the Labor Chamber of the Colombian Supreme Court of Justice.

ACDAC submitted an application with the court for additional clarification of the judgment as well as an annulment. However, on February 8, 2018, the Colombian Supreme Courtdenied the motions presented by ACDAC and, therefore, the judge’s decision declaring the strike illegal became final.

On September 28, 2017, by resolution No. 3744 of 2017, the Ministry of Labor convened a compulsory arbitration tribunal, whose awards are comparable to collective bargaining agreements, to settle the differences regarding economic claims between ACDAC and Avianca S.A. The tribunal served Avianca S.A. with the award on December 11, 2017.

Subsequently, Avianca S.A. filed a motion to clarify the terms of the award and another motion for annulment since, the Group believes , the tribunal exceeded its competence by rendering decision beyond the scope of its jurisdiction. On February 8, 2018, the arbitration tribunal accepted such motions and remanded the case before the Labor Chamber of the Colombian Supreme Court of Justice, who is the competent authority to rule on the recourse. On July 18, 2018, the Supreme Court of Justice in its civil court confirmed the decision of illegality of the ACDAC strike.

Current Situation with Oceanair Linhas Aereas S.A.

On December 10th, 2018 Oceanair Linhas Aereas S.A. (See Note 9-Balances and transactions with related parties) and AVB Holdings S.A., both separate related companies not integrated with the Group, filed for a judicial recovery request before the 1st Judicial Recovery and bankruptcy court of Sao Paulo, Brazil.

Derived from this event, the Group is currently assessing the potential impacts related to all commercial agreements executed between certain companies of the Group and Oceanair Linhas Aereas S.A., including 4 sublease agreements for the following aircraft: 1 A330, 1 A330F, 2 A319.

The Group has formally requested the termination and redelivery of the aircraft in compliance with the terms and conditions set forth in each of the sublease agreements.

Two subleased aircraft 1 A330 and 1A330 F were already redelivered to Avianca in February and March 2019 and we are currently negotiating the redelivery of the remaining two aircraft 2A319.

In regards to the redelivery of the subleased aircraft, the Group is evaluating the process of reincorporating these aircrafts into the Group operation or eventually its sale to third parties.

As of the issuance of these financial statements, none of these aircraft has been incorporated into the Group fleet.